FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2014 and 2013 are as follows:

	2014		2013
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	64,080	64,080	53,759	53,759
Restricted cash and investments	42,074	42,074	68,363	68,363
Marketable securities	2,624	2,624	3,479	3,479
Liabilities:
7.84% First Preferred Mortgage Term Notes	—	—	185,838	129,381
8.04% First Preferred Mortgage Term Notes	36,657	33,143	83,240	70,696
4.5% Convertible Bond	126,700	114,347	190,000	140,315
Floating rate debt	29,500	29,500	—	—

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2014 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	64,080	64,080	—	—
Restricted cash and investments	42,074	42,074	—	—
Marketable securities	2,624	2,624	—	—
Liabilities:
8.04% First Preferred Mortgage Term Notes	33,143	—	33,143	—
4.5% Convertible Bond	114,347	—	114,347	—
Floating rate debt	29,500	—	29,500	—

(in thousands of $)	2013 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	53,759	53,759	—	—
Restricted cash and investments	68,363	68,363	—	—
Marketable securities	3,479	3,479	—	—
Liabilities:
7.84% First Preferred Mortgage Term Notes	129,381	—	129,381	—
8.04% First Preferred Mortgage Term Notes	70,696		70,696
4.5% Convertible bond	140,315	—	140,315	—